Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- shares	$ 110,400	$ 86,112
Short-term investment- Polyrizon Warrants	178,988
Derivative warrant liabilities	3,519,702	4,310,379
Quoted prices in active markets for identical instruments (Level 1) [Member] | Recurring {Member}
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- shares	110,400	86,112
Short-term investment- Polyrizon Warrants
Derivative warrant liabilities
Significant other observable inputs (Level 2) [Member] | Recurring {Member}
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- shares
Short-term investment- Polyrizon Warrants
Derivative warrant liabilities
Significant unobservable inputs (Level 3) [Member] | Recurring {Member}
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- shares
Short-term investment- Polyrizon Warrants	178,988
Derivative warrant liabilities	$ 3,519,702	$ 4,310,379